Share capital - Summary of weighted average of share option and exercisable (Detail)	12 Months Ended
Dec. 31, 2021 $ / shares
Statement [Line Items]
Weighted average exercise price for exercisable options	$ 0.52
Weighted average share price for options exercised	$ 0.92
Weighted average years to expiry for exercisable share options	2 years 8 months 23 days